Lease Liabitity (Details)	6 Months Ended
Jun. 30, 2025 AED (د.إ)
Lease Liabitity [Line Items]
Incremental discounted borrowing rate	2.50%
Top of range [member]
Lease Liabitity [Line Items]
Postdated cheques issued	د.إ 3,176,875
Lease period	60 months
Bottom of range [member]
Lease Liabitity [Line Items]
Postdated cheques issued	د.إ 960,000
Lease period	48 months